SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Summary of Property and Equipment Net, Expected Useful Lives

Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings and plants	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Amortization of Intangible Assets, Estimated Useful Lives

Finite-lived trademarks	10 years
Technology	10 years
Network rights	10 years
Purchased software	5-10 years
Reacquired rights	the remaining franchise term

Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
	As of	Markets for	Other	Significant
	December 31,	Identical	Observable	Unobservable
	2022	Assets	Inputs	Inputs
Description	(As adjusted)	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Wealth management products	156,031,572	—	156,031,572	—
Investments in equity securities
Equity securities with readily determinable fair value	41,361,346	41,361,346	—	—
Long-term investments
Equity securities with readily determinable fair value	27,408,446	27,408,446	—	—
Available-for-sale debt investment	103,706,206	—	—	103,706,206
Total	328,507,570	68,769,792	156,031,572	103,706,206

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Wealth management products	287,711,617	—	287,711,617	—
Investments in equity securities
Equity securities with readily determinable fair value	26,076,169	26,076,169	—	—
Long-term investments
Equity securities with readily determinable fair value	38,324,789	38,324,789	—	—
Available-for-sale debt investment	103,703,272	—	—	103,703,272
Total	455,815,847	64,400,958	287,711,617	103,703,272

Reconciliations of Assets And Liabilities Under Fair Value Hierarchy

Available-for-
sale debt
investment
December 31, 2022 (As adjusted)	103,706,206
Net unrealized fair value change recognized in other comprehensive loss	(2,934)
December 31, 2023	103,703,272
December 31, 2023 (USD)	14,606,300

Summary of Unobservable Inputs

		Inputs	Inputs
		as of December	as of December
Financial Assets	Unobservable Input	31, 2022	31, 2023
Available-for-sale	WACC	12%	12%
	Discount for lack of marketability	34%	35%
	Expected volatility	52%	36%